Shareholder Report, Holdings (Details)	Mar. 31, 2025
C000255118 | U.S. Treasury BondsFR_912810UG1
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000255118 | T-Mobile USA, Inc.FR_87264ACB9
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000255118 | Wells Fargo & Co.FR_95000U2U6
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000255118 | Bank of America Corp.FR_06051GJZ3
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000255118 | JPMorgan Chase & Co.FR_46647PCJ3
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000255118 | Bank of America Corp.FR_06051GJT7
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000255118 | UnitedHealth Group, Inc.FR_91324PFJ6
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000255118 | U.S. Treasury NotesFR_91282CMU2
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000255118 | U.S. Treasury NotesFR_91282CMM0
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000255118 | Metropolitan Life Global Funding IFR_59217GEZ8
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000255118 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	81.90%
C000255118 | AssetU.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000255118 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000255118 | AssetMunicipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000255118 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000255118 | AssetCommercial Mortgage-Backed Securities - Agency
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000255118 | AssetResidential Mortgage-Backed Securities - Agency
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000255118 | AssetConvertible Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000255118 | AssetCommercial Mortgage-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000255118 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000250842 | Maverick Bidco, Inc.FR_57767NAB8
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000250842 | EagleView Technology Corp.FR_27004GAJ2
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000250842 | Magnite, Inc.FR_55955NAG3
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000250842 | Delivery Hero SEFR_D2007ZAE7
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000250842 | Peer Holding III BVFR_N6872NAM8
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000250842 | United Natural Foods, Inc.FR_91116KAD7
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000250842 | Flutter Financing BVFR_N3313EAG5
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000250842 | KAMC Holdings, Inc.FR_48238YAC2
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000250842 | TransDigm, Inc.FR_89364MCC6
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000250842 | DTI Holdco, Inc.FR_23358EAK5
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000250842 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000250842 | AssetU.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000250842 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000250842 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000250842 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(3.40%)
C000250842 | AssetBank Loans
Holdings [Line Items]
Percent of Net Asset Value	89.60%
C000250842 | AssetCommon Stock
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000250842 | AssetPreferred Stock
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000250842 | AssetWarrants
Holdings [Line Items]
Percent of Net Asset Value	0.00%